Quarterly Report
September 30, 2023
Elfun Trusts

Elfun Trusts
Quarterly Report
September 30, 2023

Page
Schedule of Investments	1
Notes to Schedule of Investments	3

Elfun Trusts
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 98.8% †
Apparel Retail - 1.3%
Ross Stores, Inc.	378,200	$42,717,690
Application Software - 2.0%
Salesforce, Inc. (a)	326,549	66,217,606
Biotechnology - 3.2%
BioMarin Pharmaceutical, Inc. (a)	618,491	54,724,084
Vertex Pharmaceuticals, Inc. (a)	144,842	50,367,357
		105,091,441
Broadline Retail - 5.2%
Amazon.com, Inc. (a)	1,343,900	170,836,568
Cable & Satellite - 1.3%
Charter Communications, Inc., Class A (a)	99,900	43,938,018
Consumer Staples Merchandise Retail - 2.3%
Costco Wholesale Corp.	131,512	74,299,020
Diversified Banks - 2.7%
JPMorgan Chase & Co.	601,721	87,261,580
Electric Utilities - 1.9%
NextEra Energy, Inc.	1,063,400	60,922,186
Electrical Components & Equipment - 2.0%
Eaton Corp. PLC	302,400	64,495,872
Electronic Components - 1.5%
Amphenol Corp., Class A	594,400	49,923,656
Environmental & Facilities Services - 2.2%
Waste Management, Inc.	466,400	71,098,016
Financial Exchanges & Data - 2.0%
S&P Global, Inc.	181,200	66,212,292
Healthcare Equipment - 2.5%
Boston Scientific Corp. (a)	859,803	45,397,598
IDEXX Laboratories, Inc. (a)	86,600	37,867,582
		83,265,180
Home Improvement Retail - 1.5%
Lowe's Cos., Inc.	236,349	49,122,776
Industrial Gases - 2.4%
Linde PLC	212,700	79,198,845
Industrial Machinery & Supplies & Components - 2.1%
Parker-Hannifin Corp.	179,600	69,957,792
Interactive Media & Services - 10.7%
Alphabet, Inc., Class C (a)	997,200	131,480,820
Alphabet, Inc., Class A (a)	586,000	76,683,960
Meta Platforms, Inc., Class A (a)	474,592	142,477,264
		350,642,044
Life Sciences Tools & Services - 1.1%
IQVIA Holdings, Inc. (a)	177,300	34,883,775
Managed Healthcare - 3.3%
UnitedHealth Group, Inc.	213,756	107,773,638
	Number of Shares	Fair Value
Oil & Gas Exploration & Production - 4.6%
ConocoPhillips	738,700	$88,496,260
Pioneer Natural Resources Co.	271,200	62,253,960
		150,750,220
Packaged Foods & Meats - 1.4%
Mondelez International, Inc., Class A	670,183	46,510,700
Personal Care Products - 2.0%
Kenvue, Inc.	3,241,086	65,081,007
Pharmaceuticals - 5.2%
Johnson & Johnson	569,028	88,626,111
Merck & Co., Inc.	791,376	81,472,159
		170,098,270
Property & Casualty Insurance - 2.1%
Chubb Ltd.	329,300	68,553,674
Semiconductor Materials & Equipment - 2.7%
Applied Materials, Inc.	369,900	51,212,655
ASML Holding NV	63,300	37,262,178
		88,474,833
Semiconductors - 5.5%
ARM Holdings PLC ADR (a)	86,400	4,624,128
Broadcom, Inc.	25,000	20,764,500
NVIDIA Corp.	357,700	155,595,923
		180,984,551
Systems Software - 8.9%
Microsoft Corp.	847,135	267,482,876
ServiceNow, Inc. (a)	42,800	23,923,488
		291,406,364
Technology Hardware, Storage & Peripherals - 6.2%
Apple, Inc.	1,181,000	202,199,010
Telecom Tower REITs - 1.9%
American Tower Corp.	374,029	61,509,069
Trading Companies & Distributors - 2.1%
United Rentals, Inc.	155,967	69,338,249
Transaction & Payment Processing Services - 5.0%
Mastercard, Inc., Class A	200,400	79,340,364
Visa, Inc., Class A	370,400	85,195,704
		164,536,068
Total Common Stock (Cost $1,628,871,732)		3,237,300,010
Short-Term Investments - 1.2%
State Street Institutional Treasury Money Market Fund - Premier Class 5.28% (b)(c)	21,549,340	21,549,340

See Notes to Schedule of Investments.
Elfun Trusts	1

Elfun Trusts
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.33% (b)(c)	19,637,594	$19,637,594
Total Short-Term Investments (Cost $41,186,934)		41,186,934
Total Investments (Cost $1,670,058,666)		3,278,486,944
Liabilities in Excess of Other Assets, net - (0.0)%*		(1,233,763)
NET ASSETS - 100.0%		$3,277,253,181
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2023.
*	Less than 0.05%.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$3,237,300,010	$—	$—	$3,237,300,010
Short-Term Investments	41,186,934	—	—	41,186,934
Total Investments in Securities	$3,278,486,944	$—	$—	$3,278,486,944

Affiliate Table

	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	19,801,698	$19,801,698	$156,246,602	$154,498,960	$—	$—	21,549,340	$21,549,340	$1,131,151
State Street Institutional U.S. Government Money Market Fund - Class G Shares	18,975,185	18,975,185	155,161,368	154,498,959	—	—	19,637,594	19,637,594	1,105,647
TOTAL		$38,776,883	$311,407,970	$308,997,919	$—	$—		$41,186,934	$2,236,798
See Notes to Schedule of Investments.
2	Elfun Trusts

Elfun Trusts
Notes to Schedule of Investments
September 30, 2023 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2023 is disclosed in the Fund’s Schedule of Investments.
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